Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Share Capital (Note 17)	Contributed Surplus	Accumulated Other Comprehensive Income (Loss)	Deficit	Total
Balance at beginning of period at Dec. 31, 2018	$ 5,158.3	$ 15.6	$ (220.3)	$ (321.7)	$ 4,631.9
Net income				344.1	344.1
Other comprehensive (loss) income			42.2		42.2
Total comprehensive income					386.3
At-the-market equity offering	136.0				136.0
Acquisition of Salares Norte	27.0				27.0
Exercise of stock options	17.3	(4.1)			13.2
Share-based payments		6.0			6.0
Vesting of restricted share units	3.3	(3.3)
Transfer of gain on disposal of equity investments at FVTOCI			(0.2)	0.2
Dividend reinvestment plan	48.8				48.8
Dividends declared				(187.0)	(187.0)
Balance at end of period at Dec. 31, 2019	5,390.7	14.2	(178.3)	(164.4)	5,062.2
Net income				326.2	326.2
Other comprehensive (loss) income			63.4		63.4
Total comprehensive income					389.6
At-the-market equity offering	133.7				133.7
Exercise of stock options	9.7	(2.3)			7.4
Share-based payments		5.8			5.8
Vesting of restricted share units	3.7	(3.7)
Transfer of gain on disposal of equity investments at FVTOCI			(1.0)	1.0
Dividend reinvestment plan	42.3				42.3
Dividends declared				(197.2)	(197.2)
Balance at end of period at Dec. 31, 2020	$ 5,580.1	$ 14.0	$ (115.9)	$ (34.4)	$ 5,443.8